Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

December 31, 2017 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	698	370	41	369
Other	5	5	—	—
	703	375	41	369

December 31, 2016 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	621	326	53	348
Other	5	4	—	1
	626	330	53	349